Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000266114 | 64110L106 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000266114 | 219350105 | Corning, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000266114 | 21037T109 | Constellation Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000266114 | 92532F100 | Vertex Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000266114 | 743315103 | Progressive Corporation (The)
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000266114 | 92343V104 | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000266114 | 26441C204 | Duke Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000266114 | 369604301 | General Electric Company
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000266114 | 580135101 | McDonald's Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000266114 | 532457108 | Eli Lilly & Company
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000266114 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000266114 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000266114 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000266114 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000266114 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000266114 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000266114 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000266114 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000266114 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000266114 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000266114 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000266114 | Technology
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000266114 | InvestmentType_Reit
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000266114 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000249078 | 92204A702 | Vanguard Information Technology ETF
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000249078 | 81369Y803 | State Street Technology Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000249078 | 81369Y605 | State Street Financial Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000249078 | 81369Y209 | State Street Health Care Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000249078 | 81369Y308 | State Street Consumer Staples Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000249078 | 81369Y852 | State Street Communication Services Select Sector ETF
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000249078 | 81369Y704 | State Street Industrial Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000249078 | 81369Y407 | State Street Consumer Discretionary Select Sector ETF
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000249078 | 81369Y886 | State Street Utilities Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000249078 | 81369Y506 | State Street Energy Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000249078 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000249078 | Communications
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000249078 | Equity Option
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
C000249078 | Equity
Holdings [Line Items]
Percent of Net Asset Value	71.90%
C000249078 | AMD C150_20260420_S_SXMEquity Option
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
C000249078 | 02156V109Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000249078 | 902973304Financials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000249078 | 931142103Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000249078 | 910047109Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000249078 | 594918104Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000249078 | 97717Y527Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000249078 | 30231G102Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000249078 | 88160R101Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000249078 | 285512109Communications
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000249078 | 98978V103Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000249078 | 668771108Technology
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000249078 | 78464A870Equity
Holdings [Line Items]
Percent of Net Asset Value	70.20%